Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000159801 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Select MLP and Energy Fund (Class A/VLPAX) at POP
Average Annual Return, Percent	[1],[2]	(0.57%)	27.87%	8.04%
Without Sales Load [Member] | C000159803 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Select MLP and Energy Fund (Class I/VLPIX) at NAV
Average Annual Return, Percent	[3]	5.53%	29.67%	8.92%
Without Sales Load [Member] | C000159802 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Select MLP and Energy Fund (Class C/VLPCX) at NAVand with CDSC
Average Annual Return, Percent	[4],[5]	4.45%	28.41%	7.83%
Without Sales Load [Member] | C000159801 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Select MLP and Energy Fund (Class A/VLPAX) at NAV
Average Annual Return, Percent	[6]	5.21%	29.33%	8.65%
FT Wilshire 5000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Wilshire 5000 Index
Average Annual Return, Percent		20.86%	16.98%	14.25%
Alerian Midstream Energy Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian Midstream Energy Index
Average Annual Return, Percent		6.99%	26.98%

[1]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[2]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[3]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[5]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[6]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.